AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Health Care – 18.8%
Biotechnology – 4.2%
Gilead Sciences, Inc.	110,949	$15,462,962
Regeneron Pharmaceuticals, Inc.	24,395	18,848,553
United Therapeutics Corp.(a)	15,617	9,260,569

		43,572,084

Health Care Equipment & Supplies – 2.7%
Align Technology, Inc.(a)	40,502	6,943,258
GE HealthCare Technologies, Inc.	151,406	10,777,079
ResMed, Inc.(b)	48,236	10,828,017

		28,548,354

Health Care Providers & Services – 4.9%
Cencora, Inc.	24,521	7,703,027
HCA Healthcare, Inc.	18,470	8,740,743
Quest Diagnostics, Inc.	77,600	15,208,048
UnitedHealth Group, Inc.	69,790	18,884,476

		50,536,294

Life Sciences Tools & Services – 2.7%
Agilent Technologies, Inc.	135,323	15,424,115
Charles River Laboratories International, Inc.(a)	72,500	12,506,250

		27,930,365

Pharmaceuticals – 4.3%
Johnson & Johnson	184,409	45,076,936

		195,664,033

Industrials – 17.7%

Aerospace & Defense – 4.3%
Curtiss-Wright Corp.	9,119	6,211,133
RTX Corp.	197,303	38,059,749

		44,270,882

Building Products – 2.1%
Allegion PLC	46,438	6,746,977
Otis Worldwide Corp.	80,480	6,203,398
Owens Corning	83,250	9,009,315

		21,959,690

Commercial Services & Supplies – 1.3%
Veralto Corp.	155,771	13,773,272

Electrical Equipment – 1.2%
Generac Holdings, Inc.(a)	36,259	7,082,470
nVent Electric PLC	44,045	5,209,643

		12,292,113

Ground Transportation – 3.1%
CSX Corp.	261,625	10,739,706
JB Hunt Transport Services, Inc.	40,143	8,506,302
Landstar System, Inc.	83,890	13,448,406

		32,694,414

Company	Shares	U.S. $ Value

Machinery – 4.4%
Allison Transmission Holdings, Inc.	66,799	$7,819,491
ITT, Inc.	64,134	12,219,451
PACCAR, Inc.	130,211	15,039,370
Westinghouse Air Brake Technologies Corp.	44,643	11,156,732

		46,235,044

Professional Services – 0.5%
Paycom Software, Inc.	40,140	4,878,616

Trading Companies & Distributors – 0.8%
MSC Industrial Direct Co., Inc. – Class A	85,007	7,843,596

		183,947,627

Financials – 16.3%

Banks – 6.9%
Citigroup, Inc.	125,911	14,279,566
East West Bancorp, Inc.	73,700	7,868,212
JPMorgan Chase & Co.	120,366	35,406,863
Wells Fargo & Co.	178,058	14,175,197

		71,729,838

Capital Markets – 1.2%
Raymond James Financial, Inc.	56,980	8,250,134
S&P Global, Inc.	10,681	4,543,057

		12,793,191

Financial Services – 6.3%
Berkshire Hathaway, Inc. – Class B(a)	82,305	39,440,556
Jack Henry & Associates, Inc.(b)	74,430	11,762,917
Mastercard, Inc. – Class A	29,167	14,573,583

		65,777,056

Insurance – 1.9%
Axis Capital Holdings Ltd.	96,114	9,746,921
Progressive Corp. (The)	47,700	9,456,048

		19,202,969
		169,503,054

Information Technology – 9.1%

Communications Equipment – 2.4%
Cisco Systems, Inc.	323,280	25,083,295

Electronic Equipment, Instruments & Components – 1.3%
Flex Ltd.(a)	58,300	3,816,318
Zebra Technologies Corp. – Class A(a)	45,555	9,524,640

		13,340,958

Semiconductors & Semiconductor Equipment – 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	59,224	20,014,751
Texas Instruments, Inc.	111,016	21,552,646

		41,567,397

Company	Shares	U.S. $ Value

Software – 0.5%
Salesforce, Inc.	28,470	$5,314,495

Technology Hardware, Storage & Peripherals – 0.9%
NetApp, Inc.	92,790	9,500,768

		94,806,913

Energy – 8.7%

Energy Equipment & Services – 1.4%
Cactus, Inc. – Class A(b)	128,887	6,105,377
SLB Ltd.	161,060	8,276,874

		14,382,251

Oil, Gas & Consumable Fuels – 7.3%
APA Corp.	229,411	9,736,203
Chevron Corp.	128,426	26,571,339
ConocoPhillips	111,117	14,667,444
EOG Resources, Inc.	135,456	19,582,874
Phillips 66	29,538	5,381,233

		75,939,093

		90,321,344

Consumer Staples – 8.1%

Consumer Staples Distribution & Retail – 5.2%
Casey’s General Stores, Inc.	14,372	10,460,804
Target Corp.	77,030	9,336,036
US Foods Holding Corp.(a)	88,500	8,160,585
Walmart, Inc.	210,141	26,116,323

		54,073,748

Tobacco – 2.9%
Philip Morris International, Inc.	185,564	30,681,152

		84,754,900

Consumer Discretionary – 7.9%

Automobile Components – 0.5%
BorgWarner, Inc.	90,699	4,921,328

Distributors – 1.4%
Genuine Parts Co.	46,970	4,967,077
Pool Corp.(b)	47,805	9,672,386

		14,639,463

Hotels, Restaurants & Leisure – 1.3%
Yum! Brands, Inc.	88,157	13,706,650

Specialty Retail – 4.7%
Dick’s Sporting Goods, Inc.	66,972	13,279,878
Lowe’s Cos., Inc.	94,430	22,311,921
Ross Stores, Inc.	61,518	13,326,644

		48,918,443

		82,185,884

Company	Shares	U.S. $ Value

Communication Services – 6.9%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	493,967	$14,320,103

Entertainment – 1.4%
Walt Disney Co. (The)	150,839	14,537,863

Interactive Media & Services – 4.1%
Alphabet, Inc. – Class C	93,210	26,738,221
Meta Platforms, Inc. – Class A	28,670	16,402,967

		43,141,188

		71,999,154

Materials – 1.8%
Chemicals – 0.4%
CF Industries Holdings, Inc.	33,179	4,307,961

Metals & Mining – 1.4%
Freeport-McMoRan, Inc.	54,750	3,218,205
Steel Dynamics, Inc.	61,970	11,154,600

		14,372,805

		18,680,766

Real Estate – 1.7%
Real Estate Management & Development – 0.9%
Jones Lang LaSalle, Inc.(a)	32,678	9,944,569

Specialized REITs – 0.8%
Public Storage	30,064	8,143,736

		18,088,305

Total Common Stocks (cost $772,512,168)		1,009,951,980

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(c) (d) (e) (cost $30,972,908)	30,972,908	30,972,908

Total Investments – 100.0% (cost $803,485,076)(f)		1,040,924,888
Other assets less liabilities – 0.0%		(45,877)

Net Assets – 100.0%		$1,040,879,011

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $265,230,810 and gross unrealized depreciation of investments was $(27,790,998), resulting in net unrealized appreciation of $237,439,812.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,009,951,980	$—	$—	$1,009,951,980
Short-Term Investments	30,972,908	—	—	30,972,908

Total Investments in Securities	1,040,924,888	—	—	1,040,924,888
Other Financial Instruments(b)	—	—	—	—

Total	$1,040,924,888	$—	$—	$1,040,924,888

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2026 is as follows:

Portfolio	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$13,258	$78,209	$60,494	$30,973	$222